Goodwill, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Goodwill, Net [Abstract]
Impairment losses	$ 0	$ 0	$ 10,636,358